Condensed Consolidated Interim Statements of Cash Flows - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities:
Net (loss) income	$ (43,328,932)	$ 4,682,206
Items related to investment activities
Income taxes and duties	1,298,336	31,868,972
Depreciation and amortization of wells, pipelines, properties, plant and equipment	35,904,020	32,880,697
Amortization of intangible assets	51,157	67,232
Impairment of wells, pipelines, properties, plant and equipment	5,620,328	7,645,843
Capitalized unsuccessful wells	0	4,406,064
Unsuccessful wells from intangible assets	0	2,511,701
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	934,728	1,619,802
Depreciation of rights of use	1,379,103	1,419,646
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	2,173,400	1,114,600
(Profit) sharing in associates, net	(67,301)	(30,897)
Items related to financing activities
Unrealized foreign exchange loss (income)	9,873,338	(23,269,039)
Financing cost	41,401,868	34,085,757
Financing income	(4,769,152)	(6,539,289)
Funds from operating activities	50,470,893	92,463,295
Funds from operating activities
Profit-sharing duty and Welfare duty paid	(70,559,376)	(14,929,410)
Derivative financial instruments	(1,146,835)	17,323,220
Customers and accounts receivable	12,302,117	79,003,431
Inventories	(7,651,022)	(4,716,132)
Accounts payable and accrued expenses	7,979,321	(1,275,257)
Suppliers	(29,995,736)	5,851,469
Provisions for sundry creditors	6,346,729	(4,404,449)
Employee benefits	16,994,368	13,156,839
Other taxes and duties	59,071,591	(87,065,098)
Net cash flows from operating activities	43,812,050	95,407,908
Investing activities
Interest collected	2,260,882	1,921,092
Other assets	(6,081,741)	(2,248,024)
Acquisition of wells, pipelines, properties, plant and equipment	(77,006,240)	(46,818,054)
Acquisition of intangible assets	(665,634)	(9,238,437)
Net cash flows (used in) investing activities	(81,492,733)	(56,383,423)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	80,002,573	77,237,018
Collections from the Mexican Government	3,586,058	3,579,085
Interest collected from the Mexican Government	980,870	1,928,811
Lease payments	(1,836,435)	(1,696,849)
Interest of lease paid	(366,390)	(624,222)
Loans obtained from financial institutions	377,847,363	265,844,278
Debt payments, principal only	(299,080,742)	(330,124,127)
Interest paid	(55,966,327)	(50,977,215)
Net cash flows from (used in) financing activities	105,166,970	(34,833,221)
Net increase in cash and cash equivalents	67,486,287	4,191,264
Effects of foreign exchange on cash balances	161,187	(912,389)
Cash and cash equivalents at the beginning of the period	88,841,826	68,747,376
Cash and cash equivalents at the end of the period (Note 9)	$ 156,489,300	$ 72,026,251